Acquisitions and Divestitures - Additional Information (Detail) - CAD ($) $ in Millions								12 Months Ended
	May 31, 2020	Apr. 28, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 13, 2019	Apr. 30, 2019	Mar. 01, 2019	Oct. 31, 2020	Oct. 31, 2019	Jun. 22, 2020	Dec. 03, 2019	Aug. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about business combination [line items]
Revenue									$ 217
Net income (loss)									64
Provision for credit losses									151
Provision for credit losses after tax									106
Goodwill								$ 9,279	9,631				$ 10,007
Total derecognized assets								1,136,466	1,086,161
Total derecognized liabilities								$ 1,065,963	1,015,969
Number of business acquisitions								4
Insurance and Banking Operations [member] | EL SALVADOR
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations								$ (28)	(136)
Gain (loss) on sale of subsidiary after tax			$ (164)
Total derecognized assets			2,796
Total derecognized liabilities			$ 2,481
Other smaller operating segments and corporate adjustments [member] | Puerto Rico and US Virgin Islands [member]
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations								(22)	(402)
Gain (loss) on sale of subsidiary after tax				$ (424)
Total derecognized assets				4,800
Total derecognized liabilities				$ 4,166
Banking operations in the Caribbean [Member]
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations									38
Total derecognized assets								2,086
Total derecognized liabilities								$ 2,069
Operations in British Virgin Islands [Member] | British Virgin Islands [member]
Disclosure of detailed information about business combination [line items]
Gain (loss) on sale of subsidiary after tax	$ 48
Total derecognized assets	631
Total derecognized liabilities	$ 537
Thanachart bank public company limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest								49.00%
Total derecognized assets									46,475
Total derecognized liabilities									39,827
Thanachart bank public company limited [member] | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations								$ 414
Ownership interest, potential divestiture											49.00%
Proportion of consideration received in cash												49.00%
Derecognized interest percent								49.00%
Derecognized carrying amount								$ 3,600
Proportion of consideration received in shares												6.00%
Expected before tax gain (loss) on sale of operations								426
Banco Dominicano del Progreso, Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest							97.44%
Assets acquired							$ 176
Business acquisition, purchase price							440
Goodwill							271
Intangible assets from acquisition							26
Non-controlling interest in acquiree recognised at acquisition date							$ 4
Banco Cencosud, Peru [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest							51.00%
Assets acquired							$ 562
Liabilities assumed							386
Business acquisition, purchase price							133
Intangible assets from acquisition							$ 123
Duration of credit card operations and offer other products and services to customers							15 years
Non-controlling interest in acquiree recognised at acquisition date							$ 43
Scotia Crecer AFP and Scotia Seguros [member]
Disclosure of detailed information about business combination [line items]
Amount reclassified from AOCI to retained earnings								27
Scotia Crecer AFP and Scotia Seguros [member] | Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Gain (loss) on sale of subsidiary after tax						$ 273
Scotia Crecer AFP and Scotia Seguros [member] | Banco Dominicano del Progreso, Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Total derecognized assets						111
Total derecognized liabilities						$ 26
AFP Colfondos [Member]
Disclosure of detailed information about business combination [line items]
Gain (loss) after reclassification								(85)
AFP Colfondos [Member] | Disposal of major subsidiary [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations								$ (48)	$ (64)
Gain (loss) on sale of subsidiary after tax					$ (112)
Total derecognized liabilities					53
AFP Colfondos [Member] | Disposal of major subsidiary [member] | country SV [Member]
Disclosure of detailed information about business combination [line items]
Total derecognized assets					$ 240
Scotiabank (British Virgin Islands) Limited [member] | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [line items]
Ownership interest, potential divestiture					51.00%
Operations in Belize [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest, potential divestiture										100.00%
Metals business winddown [Member]
Disclosure of detailed information about business combination [line items]
Loss on wind down of business		$ 70